Condensed Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data	Total	Total Company stockholders' equity	Preferred class A stock (including twelve golden shares)	Common stock	Treasury stock	Additional paid-in capital	Mandatorily convertible notes - common shares	Mandatorily convertible notes - preferred shares	Total other cumulative comprehensive income (deficit)	Cumulative translation adjustments	Unrealized gain (loss) - available-for-sale securities, net of tax	Surplus (deficit) accrued pension plan	Cash flow hedge	Undistributed retained earnings	Unappropriated retained earnings	Noncontrolling interests
Beginning of the period at Dec. 31, 2009			$ 9,727	$ 15,262	$ (1,150)	$ 411	$ 1,578	$ 1,225		$ (1,772)		$ (38)	$ 2	$ 28,508	$ 3,182	$ 2,831
Beginning of the period, shares at Dec. 31, 2009					(152,579,803)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(378)
Acquisitions, shares					(31,155,000)
Conversions, shares					75,435,238
Change in the period						1,777	(1,288)	(581)	0	1,507	1	192	107
Transfer from undistributed retained earnings			643	754
Transfer from/to unappropriated retained earnings														619
Transfer to capitalized earnings														(1,397)
Net income attributable to the stockholders' Company	11,347														11,347
Interest on mandatorily convertible debt
Preferred class A stock															(49)
Common stock															(51)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(77)
Common stock															(121)
Appropriation from/to undistributed retained earnings															(619)
Disposals (acquisitions) of noncontrolling interests																1,629
Cumulative translation adjustments																189
Cash flow hedge	(35)															35
Net income (loss) attributable to noncontrolling interests	58															58
Dividends and interest attributable to noncontrolling interests																(86)
Assets and liabilities held for sale																(1,830)
Number of shares issued and outstanding:	5,257,004,535		2,108,579,618	3,256,724,482	(108,299,565)
End of the period at Sep. 30, 2010	72,147	69,321	10,370	16,016	(1,528)	2,188	290	644	(1)	(265)	1	154	109	27,730	13,612	2,826
End of the period, shares at Sep. 30, 2010	5,257,004,535		2,108,579,618	3,256,724,482	(108,299,565)
Beginning of the period at Jun. 30, 2010			10,370	16,016	(660)	1,790	290	644		(3,617)		(64)	122	26,086	9,234	3,485
Beginning of the period, shares at Jun. 30, 2010					(77,144,565)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(868)
Acquisitions, shares					(31,155,000)
Change in the period						398	0	0	0	3,352	1	218	(13)
Transfer from undistributed retained earnings			0	0
Transfer from/to unappropriated retained earnings														1,644
Net income attributable to the stockholders' Company	6,038														6,038
Interest on mandatorily convertible debt
Preferred class A stock															(11)
Common stock															(5)
Dividends and interest attributed to stockholders' equity
Appropriation from/to undistributed retained earnings															(1,644)
Disposals (acquisitions) of noncontrolling interests																(680)
Cumulative translation adjustments																211
Net income (loss) attributable to noncontrolling interests	37															37
Dividends and interest attributable to noncontrolling interests																(80)
Assets and liabilities held for sale																(147)
Number of shares issued and outstanding:	5,257,004,535		2,108,579,618	3,256,724,482	(108,299,565)
End of the period at Sep. 30, 2010	72,147	69,321	10,370	16,016	(1,528)	2,188	290	644	(1)	(265)	1	154	109	27,730	13,612	2,826
End of the period, shares at Sep. 30, 2010	5,257,004,535		2,108,579,618	3,256,724,482	(108,299,565)
Beginning of the period at Dec. 31, 2010	71,729		10,370	16,016	(2,660)	2,188	290	644		(253)	3	(59)	(24)	42,218	166	2,830
Beginning of the period, shares at Dec. 31, 2010					(147,024,965)
Increase (Decrease) in Stockholders' Equity
Capital increase		0	6,358	9,821
Sales (acquisitions)					(2,001)
Acquisitions, shares					(79,094,780)
Conversions, shares					276
Change in the period						(1,870)				(4,718)	(3)	(329)	295
Transfer from/to unappropriated retained earnings														(2,224)
Transfer to capitalized earnings														(14,309)
Net income attributable to the stockholders' Company	18,213														18,213
Interest on mandatorily convertible debt
Preferred class A stock															(82)
Common stock															(34)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(1,231)
Common stock															(1,769)
Appropriation from/to undistributed retained earnings															2,224
Disposals (acquisitions) of noncontrolling interests																117
Cumulative translation adjustments																(283)
Cash flow hedge	(1)															1
Net income (loss) attributable to noncontrolling interests	(134)															(134)
Net income (loss) attributable to redeemable noncontrolling interests																155
Dividends and interest attributable to noncontrolling interests																(65)
Capitalization of stockholders advances																19
Pension plan																4
Number of shares issued and outstanding:	5,139,184,631		2,108,579,618	3,256,724,482	(226,119,469)
End of the period at Sep. 30, 2011	79,884	77,240	16,728	25,837	(4,661)	318	290	644	(5,088)	(4,971)		(388)	271	25,685	17,487	2,644
End of the period, shares at Sep. 30, 2011	5,139,184,631		2,108,579,618	3,256,724,482	(226,119,469)
Beginning of the period at Mar. 31, 2011			10,370	16,016	(2,660)	2,188	290	644		934	2	61	(19)	43,189	5,995	2,904
Beginning of the period, shares at Mar. 31, 2011					(147,024,956)
Increase (Decrease) in Stockholders' Equity
Capital increase			6,358	9,821
Conversions, shares					0
Change in the period						(1,870)				1,581	(2)	(132)	141
Transfer from/to unappropriated retained earnings														1,202
Transfer to capitalized earnings														(14,309)
Net income attributable to the stockholders' Company	6,452														6,452
Interest on mandatorily convertible debt
Preferred class A stock															(24)
Common stock															(10)
Dividends and interest attributed to stockholders' equity
Appropriation from/to undistributed retained earnings															(1,202)
Disposals (acquisitions) of noncontrolling interests																0
Cumulative translation adjustments																40
Net income (loss) attributable to noncontrolling interests	(58)															(58)
Net income (loss) attributable to redeemable noncontrolling interests																65
Dividends and interest attributable to noncontrolling interests																(59)
Capitalization of stockholders advances																8
Pension plan																5
Number of shares issued and outstanding:	5,218,279,144		2,108,579,618	3,256,724,482	(147,024,956)
End of the period at Jun. 30, 2011	87,921	85,016	16,728	25,837	(2,660)	318	290	644	2,566	2,515		(71)	122	30,082	11,211	2,905
End of the period, shares at Jun. 30, 2011	5,218,279,144		2,108,579,618	3,256,724,482	(147,024,956)
Increase (Decrease) in Stockholders' Equity
Capital increase		0
Sales (acquisitions)					(2,001)
Acquisitions, shares					(79,094,780)
Conversions, shares					267
Change in the period			0	0		0				(7,486)		(317)	149
Transfer from/to unappropriated retained earnings														(4,397)
Net income attributable to the stockholders' Company	4,935														4,935
Interest on mandatorily convertible debt
Preferred class A stock															(40)
Common stock															(16)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(1,231)
Common stock															(1,769)
Appropriation from/to undistributed retained earnings															4,397
Cumulative translation adjustments																(269)
Net income (loss) attributable to noncontrolling interests	(24)															(24)
Net income (loss) attributable to redeemable noncontrolling interests																22
Capitalization of stockholders advances																11
Pension plan																(1)
Number of shares issued and outstanding:	5,139,184,631		2,108,579,618	3,256,724,482	(226,119,469)
End of the period at Sep. 30, 2011	$ 79,884	$ 77,240	$ 16,728	$ 25,837	$ (4,661)	$ 318	$ 290	$ 644	$ (5,088)	$ (4,971)		$ (388)	$ 271	$ 25,685	$ 17,487	$ 2,644
End of the period, shares at Sep. 30, 2011	5,139,184,631		2,108,579,618	3,256,724,482	(226,119,469)